CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 2,454,877	$ 2,415,689	$ 2,095,939
Cost of revenues	(1,595,586)	(1,552,322)	(1,340,178)
Gross profit	859,291	863,367	755,761
Selling, general and administrative expenses	(629,332)	(632,995)	(537,075)
Net impairment losses on financial assets	(7,571)	(6,970)	(18,808)
Business optimization costs	(51,990)	0	0
Other operating income and expenses, net	1,334	2,016	(916)
Profit from operations	171,732	225,418	198,962
Finance income	5,526	5,303	4,777
Finance expense	(40,608)	(32,202)	(23,753)
Other financial results, net	3,247	6,064	11,342
Financial results, net	(31,835)	(20,835)	(7,634)
Share of results of investment in associates	110	222	89
Other income and expenses, net	(862)	5,624	6,602
Profit before income tax	139,145	210,429	198,019
Income tax	(35,189)	(41,426)	(39,511)
Net income for the year	103,956	169,003	158,508
Items that may be reclassified subsequently to profit or loss:
- Exchange differences on translating foreign operations	70,225	(86,110)	(16,721)
- Net change in fair value on financial assets measured at FVOCI	(21,286)	1,959	119
- Gains and losses on cash flow hedges	9,116	(14,142)	9,327
Other comprehensive income (loss) for the year	58,055	(98,293)	(7,275)
Total comprehensive income for the year	162,011	70,710	151,233
Net income (loss) attributable to:
Owners of the Company	102,918	165,732	158,538
Non-controlling interest	1,038	3,271	(30)
Net income for the year	103,956	169,003	158,508
Total comprehensive income for the year attributable to:
Owners of the Company	154,953	63,024	148,732
Non-controlling interest	7,058	7,686	2,501
Total comprehensive income for the year	$ 162,011	$ 70,710	$ 151,233
Earnings per share
Basic (in usd per share)	$ 2.33	$ 3.82	$ 3.72
Diluted (in usd per share)	$ 2.29	$ 3.72	$ 3.64
Weighted average of outstanding shares (in thousands)
Basic (in shares)	44,228	43,402	42,601
Diluted (in shares)	45,005	44,589	43,594